UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21370

                        Oppenheimer International Large-Cap Core Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: April 30

           Date of reporting period: August 12, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

FUND PERFORMANCE DISCUSSION

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's performance between its inception and the end of its fiscal year was driven primarily by investor sentiment, which favored smaller, lower quality companies during the final four months of 2003. As has been the case in the early stages of previous economic recoveries, investors were attracted to more speculative investments that, in their view, were more likely to achieve above-average growth rates in a stronger economy.
   As the current economic recovery gained strength during the first four months of 2004, we began to see a shift in investor sentiment toward the kinds of larger, more established companies that we believe are poised to outperform over the course of a full economic cycle. While the Fund's performance began to improve as a result of this shift, gains later in the reporting period were not enough to offset fully earlier lagging relative returns.
   The greatest detractors from the Fund's relative performance during the reporting period were its underweighted positions in areas that performed especially well. Most significantly, the Fund's relatively light exposure to smaller stocks in Japan and the technology sector hindered returns. In addition, the Fund's overweighted positions in the energy and health care sectors hurt relative performance when these sectors produced results that trailed the averages.
   One of the Fund's largest holdings, health care giant GlaxoSmithKlein plc, posted disappointing results as investors reacted to a relatively weak new-product pipeline. Japanese wireless communications provider NTT DoCoMo, Inc. was hurt by rising competitive pressures. French retailer Carrefour S.A. suffered from unexpectedly weak sales growth, and cell phone handset manufacturer Nokia Corp. was hurt when market share and profit margins declined.
   On the other hand, our "bottom-up" search for large-cap international companies with strong business fundamentals selling at attractive valuations helped us identify a number of strong performers representing a variety of regional markets and economic sectors. Some of the Fund's stronger holdings during the reporting period included Swedish telecommunications equipment company Ericsson Inc., U.K. defense contractor BAE Systems, Italian electric utility Enel SpA and U.K. medical device manufacturer Smith & Nephew plc. French pharmaceutical company Sanofi-Synthelabo gained value after it successfully fought a take-over bid from rival Novartis AG.
   As of end of the reporting period, we have continued to identify what we believe to be attractively valued, fundamentally sound, large-cap companies with strong balance sheets and talented management teams. To take advantage of these opportunities and manage risks effectively, we have constructed a portfolio that is broadly diversified across countries and market sectors.
COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in Class A shares of the Fund held until April 30, 2004. In the case of Class A shares, performance is measured from the inception of the class on August 12, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares. Past performance cannot guarantee future results.
   The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index of equity securities of companies outside the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

               6 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     -- Oppenheimer International Large-Cap Core Fund (Class A)
     -- MSCI EAFE Index

[LINE GRAPH]

            Value of Investment
Date                    In Fund         MSCI EAFE Index
08/12/2003              $ 9,425                 $10,000
10/31/2003               10,160                  11,220
01/31/2004               11,368                  12,544
04/30/2004               11,263                  12,631

CUMULATIVE TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/04
1-YEAR  N/A  SINCE INCEPTION  12.63%  INCEPTION DATE  8/12/03

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%.

               7 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  April 30, 2004

                                                                             MARKET VALUE
                                                               SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------
 COMMON STOCKS--96.8%
-----------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--11.5%
-----------------------------------------------------------------------------------------
 AUTO COMPONENTS--0.4%
 Denso Corp.                                                    1,200         $   25,007
-----------------------------------------------------------------------------------------
 AUTOMOBILES--2.4%
 Toyota Motor Corp.                                             3,900            142,254
-----------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.3%
 Compass Group plc                                              2,870             18,004
-----------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--4.2%
 Daito Trust Construction Co. Ltd.                                600             20,233
-----------------------------------------------------------------------------------------
 Koninklijke (Royal) Philips
 Electronics NV                                                 3,620             97,711
-----------------------------------------------------------------------------------------
 Pioneer Corp.                                                  1,100             31,039
-----------------------------------------------------------------------------------------
 Sony Corp.                                                     1,500             57,680
-----------------------------------------------------------------------------------------
 Thomson SA                                                     2,580             49,565
                                                                              ----------
                                                                                 256,228

-----------------------------------------------------------------------------------------
 MEDIA--2.4%
 British Sky Broadcasting Group plc                             3,510             41,455
-----------------------------------------------------------------------------------------
 Elsevier NV                                                    2,160             30,249
-----------------------------------------------------------------------------------------
 News Corp. Ltd. (The)                                          6,420             58,802
-----------------------------------------------------------------------------------------
 Singapore Press Holdings Ltd.                                  1,330             16,415
                                                                              -----------
                                                                                 146,921

-----------------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.5%
 Kingfisher plc                                                 6,000             30,005
-----------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--1.3%
 Adidas-Salomon AG                                                150             17,352
-----------------------------------------------------------------------------------------
 LVMH Moet Hennessey Louis Vuitton                                610             42,775
-----------------------------------------------------------------------------------------
 Swatch Group AG (The), Cl. B                                     160             21,157
                                                                              -----------
                                                                                  81,284

-----------------------------------------------------------------------------------------
 CONSUMER STAPLES--10.2%
-----------------------------------------------------------------------------------------
 BEVERAGES--2.7%
 Asahi Breweries Ltd.                                           2,000             22,361
-----------------------------------------------------------------------------------------
 Diageo plc                                                     7,000             93,908
 Foster's Group Ltd.                                            4,380             15,468
 Interbrew NV                                                   1,100             33,045
                                                                              -----------
                                                                                 164,782

-----------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--3.0%
 Carrefour SA                                                   1,260             58,272
-----------------------------------------------------------------------------------------
 Ito-Yokado Co. Ltd.                                            1,000             41,104
-----------------------------------------------------------------------------------------
 Tesco plc                                                     18,000             79,402
                                                                              -----------
                                                                                 178,778

-----------------------------------------------------------------------------------------
 FOOD PRODUCTS--4.1%
 Cadbury Schweppes plc                                          6,000             47,721
-----------------------------------------------------------------------------------------
 Nestle SA                                                        620            156,841
 Unilever NV                                                      660             43,291
                                                                              -----------
                                                                                 247,853

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.4%
 Kao Corp.                                                      1,000         $   23,744
-----------------------------------------------------------------------------------------
 ENERGY--7.9%
-----------------------------------------------------------------------------------------
 OIL & GAS--7.9%
 BP plc                                                        19,000            163,591
-----------------------------------------------------------------------------------------
 ENI SpA                                                        7,280            148,008
 Total SA, B Shares                                               900            166,470
                                                                              -----------
                                                                                 478,069

-----------------------------------------------------------------------------------------
 FINANCIALS--24.6%
-----------------------------------------------------------------------------------------
 CAPITAL MARKETS--3.6%
 Deutsche Bank AG                                                 830             67,767
-----------------------------------------------------------------------------------------
 UBS AG                                                         2,060            145,700
                                                                              -----------
                                                                                 213,467

-----------------------------------------------------------------------------------------
 COMMERCIAL BANKS--15.0%
 Banco Bilbao Vizcaya Argentaria SA                             6,770             88,796
-----------------------------------------------------------------------------------------
 Bank of Ireland                                                3,220             39,024
-----------------------------------------------------------------------------------------
 Barclays plc                                                  16,000            143,711
-----------------------------------------------------------------------------------------
 DBS Group Holdings Ltd.                                        2,500             20,848
-----------------------------------------------------------------------------------------
 HBOS plc                                                       5,480             70,696
-----------------------------------------------------------------------------------------
 HSBC Holdings plc                                              6,000             85,972
-----------------------------------------------------------------------------------------
 Lloyds TSB Group plc                                           7,290             54,295
-----------------------------------------------------------------------------------------
 Mitsubishi Tokyo Financial Group, Inc.                             7             61,525
-----------------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)                         5,000            149,584
-----------------------------------------------------------------------------------------
 Societe Generale, Cl. A 1                                        820             67,981
-----------------------------------------------------------------------------------------
 UniCredito Italiano SpA                                       13,680             63,792
-----------------------------------------------------------------------------------------
 Westpac Banking Corp. Ltd.                                     4,840             61,065
                                                                              -----------
                                                                                 907,289

-----------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.4%
 Credit Saison Co. Ltd.                                           600             17,421
-----------------------------------------------------------------------------------------
 Deutsche Boerse AG                                               490             26,787
-----------------------------------------------------------------------------------------
 ING Groep NV                                                   4,660             99,050
-----------------------------------------------------------------------------------------
 Nomura Securities Co. Ltd.                                     4,000             64,102
                                                                              -----------
                                                                                 207,360

-----------------------------------------------------------------------------------------
 INSURANCE--1.7%
 Allianz AG 1                                                     510             53,793
-----------------------------------------------------------------------------------------
 Axa SA                                                         2,370             49,492
                                                                              -----------
                                                                                 103,285

-----------------------------------------------------------------------------------------
 REAL ESTATE--0.9%
 Mitsui Fudosan Co. Ltd.                                        3,000             32,820
-----------------------------------------------------------------------------------------
 Sun Hung Kai Properties Ltd.                                   2,660             22,694
                                                                              -----------
                                                                                  55,514

-----------------------------------------------------------------------------------------
 HEALTH CARE--10.1%
-----------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
 Smith & Nephew plc                                             4,000             40,460

               8 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 PHARMACEUTICALS--9.4%
 Aventis SA                                                     1,490         $  113,166
-----------------------------------------------------------------------------------------
 Eisai Co. Ltd.                                                 1,200             30,460
-----------------------------------------------------------------------------------------
 GlaxoSmithKline plc                                            4,000             82,780
-----------------------------------------------------------------------------------------
 Novartis AG                                                    2,130             94,540
-----------------------------------------------------------------------------------------
 Roche Holdings AG                                                970            101,434
-----------------------------------------------------------------------------------------
 Schering AG                                                    1,220             63,910
-----------------------------------------------------------------------------------------
 Takeda Chemical Industries Ltd.                                2,100             84,136
                                                                              -----------
                                                                                 570,426

-----------------------------------------------------------------------------------------
 INDUSTRIALS--7.9%
-----------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.5%
 BAE Systems plc                                                8,560             31,662
-----------------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.5%
 Yamato Transport Co. Ltd.                                      2,000             30,250
-----------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.6%
 Brambles Industries Ltd.                                       8,510             34,110
-----------------------------------------------------------------------------------------
 DAI Nippon Printing Co. Ltd.                                   2,000             30,050
-----------------------------------------------------------------------------------------
 Hays plc                                                      15,000             31,242
                                                                              -----------
                                                                                  95,402

-----------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.5%
 ACS Actividades de Construccion
 y Servicios SA                                                   596             28,957
-----------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.3%
 Matsushita Electric Works Ltd.                                 2,000             18,123
-----------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.8%
 Hutchison Whampoa Ltd.                                         5,810             38,701
-----------------------------------------------------------------------------------------
 Siemens AG                                                     1,510            107,797
-----------------------------------------------------------------------------------------
 Smiths Group plc                                               2,000             24,774
                                                                              -----------
                                                                                 171,272

-----------------------------------------------------------------------------------------
 MACHINERY--0.7%
 Atlas Copco AB, A Shares                                         860             30,170
-----------------------------------------------------------------------------------------
 Mitsubishi Heavy Industries Ltd.                               5,000             13,676
                                                                              -----------
                                                                                  43,846

-----------------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.5%
 Mitsui & Co. Ltd.                                              4,000             32,681
-----------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.5%
 BAA plc                                                        3,000             27,664
-----------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--5.8%
-----------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.1%
 Nokia Oyj                                                      4,110             57,658
-----------------------------------------------------------------------------------------
 Telefonaktiebolaget LM Ericsson
 AB, B Shares 1                                                24,560             65,489
                                                                              -----------
                                                                                 123,147

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
 Keyence Corp.                                                    200         $   47,490
-----------------------------------------------------------------------------------------
 Murata Manufacturing Co. Ltd.                                    500             32,423
                                                                              -----------
                                                                                  79,913

-----------------------------------------------------------------------------------------
 OFFICE ELECTRONICS--1.7%
 Canon, Inc.                                                    2,000            104,934
-----------------------------------------------------------------------------------------
 SOFTWARE--0.7%
 SAP AG                                                           280             42,583
-----------------------------------------------------------------------------------------
 MATERIALS--6.5%
-----------------------------------------------------------------------------------------
 CHEMICALS--2.5%
 BASF AG                                                          900             46,190
-----------------------------------------------------------------------------------------
 BOC Group plc                                                  2,000             32,151
-----------------------------------------------------------------------------------------
 Shin-Etsu Chemical Co.                                           900             35,861
-----------------------------------------------------------------------------------------
 Syngenta AG                                                      470             37,480
                                                                              -----------
                                                                                 151,682

-----------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--1.2%
 CRH plc                                                        1,470             31,190
-----------------------------------------------------------------------------------------
 Hanson plc                                                     5,000             38,127
                                                                              -----------
                                                                                  69,317

-----------------------------------------------------------------------------------------
 METALS & MINING--2.1%
 Broken Hill Proprietary Co. Ltd.                              10,120             83,175
-----------------------------------------------------------------------------------------
 JFE Holdings, Inc.                                             2,100             46,530
                                                                              -----------
                                                                                 129,705

-----------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.7%
 UPM-Kymmene Oyj                                                2,270             41,851
-----------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--8.0%
-----------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
 France Telecom SA 1                                              960             23,007
-----------------------------------------------------------------------------------------
 Telecom Corp. of New Zealand Ltd.                              4,830             17,100
-----------------------------------------------------------------------------------------
 Telecom Italia SpA 1                                          10,200             32,568
-----------------------------------------------------------------------------------------
 Telefonica SA                                                 11,400            168,531
                                                                              -----------
                                                                                 241,206

-----------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--4.0%

 KDDI Corp.                                                        11             65,428
-----------------------------------------------------------------------------------------
 Vodafone Group plc                                            72,850            175,828
                                                                              -----------
                                                                                 241,256

-----------------------------------------------------------------------------------------
 UTILITIES--4.3%
-----------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--4.1%
 CLP Holdings Ltd.                                              5,000             26,603
-----------------------------------------------------------------------------------------
 E.ON AG                                                        1,040             68,735
-----------------------------------------------------------------------------------------
 Enel SpA                                                       5,760             45,917

               9 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS    Continued

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Iberdrola SA                                                   2,300         $   45,193
-----------------------------------------------------------------------------------------
 ScottishPower plc                                              5,000             33,982
-----------------------------------------------------------------------------------------
 Tohoku Electric Power Co.                                      1,700             27,313
                                                                              -----------
                                                                                 247,743

-----------------------------------------------------------------------------------------
 GAS UTILITIES--0.2%
 Tokyo Gas Co. Ltd.                                             4,000             14,826
                                                                              -----------
 Total Common Stocks (Cost $5,013,974)                                         5,858,750

                                                            PRINCIPAL
                                                               AMOUNT
-----------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.0%
-----------------------------------------------------------------------------------------
 Undivided interest of 0.03% in joint repurchase agreement
 (Principal Amount/Market Value $554,815,000, with a
 maturity value of $554,860,310) with PaineWebber,
 Inc., 0.98%, dated 4/30/04, to be repurchased at
 $183,015 on 5/3/04, collateralized by Federal
 National Mortgage Assn., 5.50%--6.50%, 7/1/32
 --11/1/33, with a value of $566,733,053
 (Cost $183,000)                                             $183,000            183,000

-----------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $5,196,974)                                               99.8%         6,041,750
-----------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                  0.2             12,311
                                                             ----------------------------
 NET ASSETS                                                     100.0%        $6,054,061
                                                             ============================

FOOTNOTE TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS              MARKET VALUE          PERCENT
----------------------------------------------------------------
 Great Britain                    $  1,497,014             24.8%
 Japan                               1,153,471             19.1
 France                                570,728              9.4
 Switzerland                           557,152              9.2
 Germany                               494,914              8.2
 Spain                                 331,477              5.5
 Italy                                 290,285              4.8
 The Netherlands                       270,301              4.5
 Australia                             252,620              4.2
 United States                         183,000              3.0
 Finland                                99,509              1.6
 Sweden                                 95,659              1.6
 Hong Kong                              87,998              1.5
 Ireland                                70,214              1.2
 Singapore                              37,263              0.6
 Belgium                                33,045              0.5
 New Zealand                            17,100              0.3
                                    ----------------------------
 Total                              $6,041,750            100.0%
                                    ============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               10 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004

--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $5,196,974)--
 see accompanying statement of investments                           $6,041,750
--------------------------------------------------------------------------------
 Cash                                                                    14,725
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                        39,448
 Interest and dividends                                                  30,680
 Other                                                                      276
                                                                     -----------
 Total assets                                                         6,126,879

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                   43,095
 Legal, auditing and other professional fees                             19,103
 Shareholder communications                                               9,608
 Trustees' compensation                                                     650
 Transfer and shareholder servicing agent fees                                8
 Other                                                                      354
                                                                     -----------
 Total liabilities                                                       72,818

--------------------------------------------------------------------------------
 NET ASSETS                                                          $6,054,061
                                                                     ===========

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Par value of shares of beneficial interest                          $      511
--------------------------------------------------------------------------------
 Additional paid-in capital                                           5,105,235
--------------------------------------------------------------------------------
 Accumulated net investment income                                       24,396
--------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                           79,530
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                                  844,389
--------------------------------------------------------------------------------
 NET ASSETS                                                          $6,054,061
                                                                     ===========




               11 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $6,054,061 and 510,509 shares of beneficial interest outstanding)    $11.86
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                             $12.58

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               12 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2004 1

-------------------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $11,071)              $ 88,907
-------------------------------------------------------------------------------
 Interest                                                                2,160
                                                                      ---------
 Total investment income                                                91,067

 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                        35,486
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Class A                     53
-------------------------------------------------------------------------------
 Shareholder communications--Class A                                    12,639
-------------------------------------------------------------------------------
 Legal, auditing and other professional fees                            34,659
-------------------------------------------------------------------------------
 Trustees' compensation                                                  7,544
-------------------------------------------------------------------------------
 Custodian fees and expenses                                             1,115
-------------------------------------------------------------------------------
 Other                                                                   3,081
                                                                      ---------
 Total expenses                                                         94,577
 Less reduction to custodian expenses                                     (552)
 Less voluntary reimbursement of expenses--Class A                     (22,868)
                                                                      ---------
 Net expenses                                                           71,157

-------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  19,910

-------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                              (922)
 Foreign currency transactions                                         128,300
                                                                      ---------
 Net realized gain                                                     127,378
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                           553,537
 Translation of assets and liabilities denominated in
 foreign currencies                                                    290,852
                                                                      ---------
 Net change in unrealized appreciation                                 844,389

-------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $991,677
                                                                      =========

 1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               13 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

 PERIOD ENDED APRIL 30,                                                 2004 1
--------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment income                                              $   19,910
--------------------------------------------------------------------------------
 Net realized gain                                                     127,378
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                                 844,389
                                                                    ------------
 Net increase in net assets resulting from operations                  991,677

--------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
 Dividends from net investment income--Class A                         (43,381)

--------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions--Class A                                      5,005,765

--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------
 Total increase                                                      5,954,061
--------------------------------------------------------------------------------
 Beginning of period                                                   100,000 2
                                                                    ------------
 End of period (including accumulated net investment
 income of $24,396 for the period ended April 30, 2004)             $6,054,061
                                                                    ============

 1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.
 2. Reflects the value of the Manager's initial seed money investment on July 16, 2003.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               14 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FINANCIAL HIGHLIGHTS

  CLASS A          PERIOD ENDED APRIL 30                             2004 1
----------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------
 Net asset value, beginning of period                                $10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                  .04
 Net realized and unrealized gain                                      1.91
                                                                     -------
 Total from investment operations                                      1.95
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                  (.09)
----------------------------------------------------------------------------
 Net asset value, end of period                                      $11.86
                                                                     =======

----------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                   19.50%
----------------------------------------------------------------------------

----------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
 Net assets, end of period (in thousands)                            $6,054
----------------------------------------------------------------------------
 Average net assets (in thousands)                                   $5,824
----------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                 0.48%
 Total expenses                                                        2.26%
 Expenses after expense reimbursement or fee waiver and reduction
 to custodian expenses                                                 1.70%
----------------------------------------------------------------------------
 Portfolio turnover rate                                                 15%

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

               15 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer International Large-Cap Core Fund (the Fund), a series of Oppenheimer International Large-Cap Core Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Sub-Advisor is OFI Institutional Asset Management, Inc., a wholly owned subsidiary of the Manager.
    The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of April 30, 2004, 500,000 shares of Class A were owned by the Manager and its affiliates, which represents 98% of the Fund's total shares outstanding. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement

               16 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND
 requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required, however, during the period ended April 30, 2004, the Fund paid federal excise tax of $19.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                           NET UNREALIZED
                                                                                             APPRECIATION
                                                                                         BASED ON COST OF
                                                                                           SECURITIES AND
              UNDISTRIBUTED          UNDISTRIBUTED               ACCUMULATED            OTHER INVESTMENTS
              NET INVESTMENT             LONG-TERM                      LOSS           FOR FEDERAL INCOME
              INCOME                          GAIN            CARRYFORWARD 1                 TAX PURPOSES
              -------------------------------------------------------------------------------------------
              $109,025                         $--                    $5,099                     $844,389

 1. As of April 30, 2004, the Fund had $5,099 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 Accordingly, the following amounts have been reclassified for April 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                                    REDUCTION TO
                                         REDUCTION TO            ACCUMULATED NET
              REDUCTION TO            ACCUMULATED NET              REALIZED GAIN
              PAID-IN CAPITAL         INVESTMENT LOSS             ON INVESTMENTS
              ------------------------------------------------------------------
              $19                             $47,867                    $47,848

 The tax character of distributions paid during the period ended April 30, 2004 was as follows:

                                    PERIOD ENDED
                                APRIL 30, 2004 2
              ----------------------------------
              Ordinary income            $43,381

 2. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities                  $5,196,974
                                                              ==========

              Gross unrealized appreciation                   $  892,719
              Gross unrealized depreciation                      (48,330)
                                                              ----------
              Net unrealized appreciation                     $  844,389
                                                              ==========


               17 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
    In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                               PERIOD ENDED APRIL 30, 2004 1,2
                                                                      SHARES            AMOUNT

              --------------------------------------------------------------------------------
              CLASS A

              Sold                                                  500,506         $5,005,729
              Dividends and/or distributions reinvested                   3                 36
                                                                    --------------------------
              Net increase                                          500,509         $5,005,765
                                                                    ==========================


 1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.
 2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on July 16, 2003.

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2004, were $5,747,434 and $818,089, respectively.

               18 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70% of average annual net assets in excess of $1 billion. The Manager has voluntarily agreed to waive fees and/or reimburse expenses such that "Total Annual Operating Expenses" will not exceed 1.70%. The voluntary waiver and/or expense reimbursement described above may be amended or withdrawn at any time. For the year ended April 30, 2004, management fees in the amount of $22,868 were voluntarily waived by the Manager. Under the sub-advisory agreement, the Manager pays the Sub-Advisor an annual fee that is calculated as a percentage of the fee the Fund pays the Manager. The Manager shall pay the Sub-Advisor a monthly fee equal to 30% of the investment advisory fee collected by the Manager from the Fund during that period.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended April 30, 2004, the Fund paid $45 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of April 30, 2004, the Fund had no outstanding foreign currency contracts.

               19 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS

 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2004.

               20 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------
 TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND
 We have audited the accompanying statement of assets and liabilities of Oppenheimer International Large-Cap Core Fund (the sole fund constituting the Oppenheimer International Large-Cap Core Trust) (the "Fund"), including the statement of investments, as of April 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period from August 12, 2003 (commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Large-Cap Core Fund of the Oppenheimer International Large-Cap Core Trust at April 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from August 12, 2003 to April 30, 2004 in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

 New York, New York
 June 4, 2004

               21 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.0850 per share were paid to Class A shareholders on December 11, 2003, all of which was designated as ordinary income for federal income tax purposes.
    None of the dividends paid by the Fund during the period ended April 30, 2004 are eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $96,614 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

               22 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

TRUSTEES AND OFFICERS  Unaudited

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE      TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT TRUSTEES              THE ADDRESS OF EACH TRUSTEE AND INTERESTED TRUSTEE IN THE CHARTS BELOW IS 6803 S.
                                  TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD J. ABDOW,                  Chairman (since 1959) of Abdow Corporation (operator of restaurants); Trustee of the
Trustee (since 2003)              following real estate businesses (owners and operators of restaurants): G&R Realty Co.
Age: 72                           (since 1978), G&R Trust Co. (since 1973), Abdow Partnership (since 1975), Auburn
                                  Associates (since 1983); Hazard Associates (since 1985); Trustee of MML Series
                                  Investment Fund (since 1993) and of MassMutual Institutional Funds (MMIF) (since 1994)
                                  (open-end investment companies); Trustee (since 1987) of Bay State Health System
                                  (health services); Chairman (since 1996) of Western Mass Development Corp. (non-profit land development); Chairman (since 1991) of American International College (non-profit college). Oversees 10 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Self-employed as an investment consultant; a director (since 1996) of Lakes
Trustee (since 2003)              Environmental Association, and Medintec (since 1992) and Cathco (since 1995) (medical
Age: 63                           device companies); a member of the investment committee of the Associated Jewish
                                  Charities of Baltimore (since 1994); formerly a director of Fortis/Hartford mutual funds (1994 - December 2001). Oversees 10 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Properties, Inc. (an oil and gas exploration and production
Trustee (since 2003)              company); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda
Age: 56                           ash processing and production); Vice President of Wold Talc Company, Inc. (talc mining); Managing Member, Hole-in-the-Wall Ranch (cattle ranching); formerly Director and Chairman of the Board, Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993 - 1999) and Director of PacifiCorp. (1995 - 1999), an electric utility. Oversees
                                  10 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                   Principal with Ardsley Associates (since 2000) (consulting firm); Director (since
Trustee (since 2003)              October 2000) of Cornerstone Real Estate Advisors (real estate equity investment
Age: 66                           management services) and MML Investors Services (individual retirement, insurance, investment, and life event planning products and services company) (both affiliates of the Manager); Trustee of OFI Trust Company (since 2001) (also an affiliate of the
                                  Manager); formerly Trustee of the American International College (1995 - December
                                  2003); Senior Vice President, MassMutual Financial Group (May 1990 - July 2000).
                                  Oversees 10 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                       LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                                  UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since June 2001) and President (since
President, Trustee and            September 2000) of the Manager; President and a director or trustee of other
Chairman of the Board,            Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Trustee (since 2003)              Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
Age: 54                           Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director
                                  (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                  Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager);
                                  President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                  Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                  Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                  President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                                  Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director
                                  (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); a member of the Investment Company
                                  Institute's Board of Governors (elected to serve from October 3, 2003 through
                                  September 30, 2006). Formerly, Chief Operating Officer (September 2000-June 2001) of
                                  the Manager; President and trustee (November 1999-November 2001) of MML Series
                                  Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-



               23 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

JOHN V. MURPHY,                   August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and
Continued                         director (September 1999-August 2000) of MML Bay State Life Insurance Company; a
                                  director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                  wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as
                                  Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
OFFICERS OF                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. MORGAN AND MR.
THE FUND                          ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR.
                                  WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                  ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

DIXON MORGAN, JR.,                Senior Director and Portfolio Manager of HarbourView Asset Management Corporation and
Vice President and Portfolio      OFI Institutional Asset Management, Inc., both affiliates of the Manager, since April
Manager (since 2003)              2000; an officer of 1 portfolio in the OppenheimerFunds complex. Formerly a Managing
Age: 58                           Director of Gratry & Company (July 1990 - April 2000).

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer, Principal Financial    HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
and Accounting Officer            Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
(since 2003)                      Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments,
Age: 44                           Inc. (since March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc (since May 2000), of OFI Institutional Asset Management, Inc. (since November
                                  2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation)
                                  (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust
                                  Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March
                                  1999) of Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial
                                  Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                  Program (April 2000-June 2003); Principal and Chief Operating Officer (March
                                  1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An officer of
                                  83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since February
Secretary (since 2003)            2002) of the Manager; General Counsel and a director (since November 2001) of the
Age: 55                           Distributor; General Counsel (since November 2001) of Centennial Asset Management
                                  Corporation; Senior Vice President and General Counsel (since November 2001) of
                                  HarbourView Asset Management Corporation; Secretary and General Counsel (since
                                  November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                                  (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and a director (since November 2001) of Oppenheimer Partnership
                                  Holdings, Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                  Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                  Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                                  OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since
                                  November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                                  2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of Shareholder Services, Inc. (May 1985 November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd.
                                  (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.






THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

               24 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements was engaged to provide $16,250 in fiscal 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $300 in fiscal 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              Such fees would include services provided to the registrant's Board of Trustees with respect to analysis of the registrant's expenses and consultations with management with respect to its due diligence review process surrounding investments.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $300 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

        (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)